Cash and cash equivalents and short term investments - Summary of Cash and Cash Equivalents Outstanding (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash and cash equivalents [abstract]
Cash at banks and on hand	€ 465	€ 491
Short-term deposits and securities	954	896
Total cash and cash equivalents	€ 1,419	€ 1,387	€ 1,407	€ 1,523